Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net (loss) income		$ (110,649)		$ 1,477	$ (419,360)	$ (192,445)	$ (1,208,280)	$ (710,157)
Denominator:
Basic weighted average shares outstanding	5,195,790	5,195,790	14,840,000	14,840,000	5,259,580	14,840,000	8,901,159	11,581,616
Basic net loss per ordinary share	$ (0.02)	$ (0.02)	$ 0	$ 0	$ (0.08)	$ (0.01)	$ (0.14)	$ (0.06)